Defined Contribution Plan	12 Months Ended
Jan. 31, 2022
Retirement Benefits [Abstract]
Defined Contribution Plan	Defined Contribution Plan The Company sponsors a defined-contribution savings plan under Section 401(k) of the Internal Revenue Code of 1986, as amended, covering substantially all full-time U.S. employees. Participating employees may contribute a percentage of their qualifying annual compensation up to the annual Internal Revenue Service contribution limit. The 401(k) plan was adopted in 2013. Since the inception of the plan, the Company has not matched employee contributions.